UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS 97.5%
Australia 6.8%
106,510	Alumina Ltd.	$ 255,239
145,357	Australia & New Zealand Banking Group Ltd.	3,444,925
28,665	Bendigo And Adelaide Bank Ltd.	280,102
131,770	BHP Billiton Ltd.	5,862,276
65,367	Caltex Australia Ltd.	876,857
32,557	Commonwealth Bank of Australia	1,708,458
482,173	Fairfax Media Ltd.(b)	649,613
224,361	Fortescue Metals Group Ltd.(a)	1,435,002
24,071	GPT Group	71,016
306,741	GPT Group (In-Specie)(original cost $0; purchased 02/04/09)(a)(h)	—
40,600	National Australia Bank Ltd.	1,001,793
1,250,658	OZ Minerals Ltd.	2,043,926
25,011	Rio Tinto Ltd.	2,105,272
437,095	SP AusNet	383,841
585,712	Stockland	2,104,792
56,720	Westfield Group	558,236
56,720	Westfield Retail Trust(a)	149,790
55,466	Westpac Banking Corp.	1,275,802
17,489	Woolworths Ltd.	465,295

		24,672,235
Austria 0.1%
97,528	Immofinanz Immobilien Anlagen(a)(b)	429,968

Belgium 0.5%
1,127	Delhaize Group SA	88,940
45,946	KBC Groep NV(a)	1,840,344

		1,929,284
Brazil 1.1%
3,200	Banco Do Brasil SA, ADR	58,720
10,500	Cia de Bebidas DAS Americas, ADR	280,350
7,600	Cia de Saneamento Basico Do Estado de Sao Paulo, ADR	376,732
10,000	Cia Energetica de Minas Gerais, ADR	165,200
17,900	Petroleo Brasileiro SA, ADR	657,467
30,700	Petroleo Brasileiro SA (Class A Stock), ADR	1,020,775
43,700	Tele Norte Leste Participacoes SA, ADR	691,334
23,600	Vale SA, ADR	821,988

		4,072,566

Chile 0.3%
1,900	Banco Santander Chile, ADR	161,272
5,300	Cia Cervecerias Unidas SA, ADR	287,631
36,000	Enersis SA, ADR	747,360

		1,196,263
China 0.1%
254,000	China Petroleum & Chemical Corp. (Class H Stock)	280,740

Denmark 1.5%
6,301	Coloplast A/S (Class B Stock)	915,436
40,297	Danske Bank A/S(a)	1,080,607
29,425	Novo Nordisk A/S (Class B Stock)	3,315,683

		5,311,726
Finland 1.8%
30,618	Fortum Oyj	943,215
2,451	Kesko Oyj (Class B Stock)	117,989
47,950	Kone Oyj (Class B Stock)	2,611,587
3,712	Nokia Oyj	39,743
26,376	Pohjola Bank PLC (Class A Stock)	351,738
28,023	Sampo Oyj (Class A Stock)	824,906
141,870	Stora Enso Oyj (Class R Stock)	1,687,957

		6,577,135
France 9.3%
27,760	BNP Paribas	2,075,216
6,433	Bouygues SA	299,551
15,011	Bureau Veritas SA	1,089,067
9,222	Casino Guichard Perrachon SA	901,139
1,282	Christian Dior SA	176,139
7,120	Dassault Systemes SA	559,165
683	Eurazeo	50,338
34,662	France Telecom SA	757,184
4,964	GDF Suez	196,928
2,069	Gecina SA	247,329
2,574	LVMH Moet Hennessy Louis Vuitton SA	401,934
387,608	Natixis(a)	2,057,499
1,423	Neopost SA	128,802
7,849	PPR	1,254,649
23,765	Renault SA(a)	1,554,822
62,890	Safran SA	2,273,195
65,875	Sanofi-Aventis SA	4,498,365
19,455	Schneider Electric SA	3,033,934
1,108	Societe BIC SA	95,147
53,343	Societe Generale	3,449,424
6,253	Societe Television Francaise 1	121,442
98,622	Total SA	5,767,736
9,217	Vinci SA	533,614
78,010	Vivendi SA	2,236,013

		33,758,632

Germany 7.9%
7,623	Adidas AG	474,781
25,034	Allianz SE	3,477,230
62,034	BASF AG	4,771,585
7,584	Bayerische Motoren Werke AG	582,314
31,138	Daimler AG(a)	2,277,434
49,967	Deutsche Bank AG	2,953,360
24,501	Deutsche Lufthansa AG(a)	514,756
20,305	Deutsche Post AG	372,250
88,020	E.ON AG	2,934,482
41,049	Hannover Rueckversicherung AG	2,296,143
4,031	Henkel AG & Co. KGaA	207,268
3,487	Lanxess AG	253,464
9,837	Linde AG	1,433,704
10,408	Metro AG	732,883
28,020	RWE AG	2,018,308
25,332	Siemens AG	3,247,399
1,076	Volkswagen AG	163,526

		28,710,887
Greece 0.4%
44,557	OPAP SA	897,387
28,689	Public Power Corp. SA	469,391

		1,366,778
Hong Kong 5.3%
70,000	Agile Property Holdings Ltd.	104,793
752,000	Air China Ltd. (Class H Stock)(a)	779,937
51,100	ASM Pacific Technology Ltd.	612,996
325,000	Bank of Communications Co. Ltd. (Class H Stock)	311,638
55,000	Belle International Holdings Ltd.	94,567
15,000	Cathay Pacific Airways Ltd.	37,940
44,200	Cheung Kong Holdings Ltd.	733,970
96,500	China Merchants Bank Co. Ltd. (Class H Stock)	228,947
126,000	China Minsheng Banking Corp. Ltd. (Class H Stock)	107,242
30,000	China Resources Enterprise Ltd.	118,152
63,000	China Yurun Food Group Ltd.	205,639
1,287,000	Country Garden Holdings Co.	484,115
282,000	Dongfeng Motor Group Co. Ltd. (Class H Stock)	501,296
93,750	Great Wall Motor Co. Ltd. (Class H Stock)	148,699
352,400	Guangzhou R&F Properties Co. Ltd. (Class H Stock)	521,758
7,700	Hang Seng Bank Ltd.	127,384
40,900	Hong Kong Exchanges and Clearing Ltd.	942,406
81,100	Hysan Development Co. Ltd.	388,967
43,000	Kerry Properties Ltd.	230,723
572,000	KWG Property Holding Ltd.	428,137
187,900	Link REIT (The)	590,894
638,000	Longfor Properties Co. Ltd.	953,280
182,300	Orient Overseas International Ltd.	1,838,126
408,000	PICC Property & Casualty Co. Ltd. (Class H Stock)(a)	513,659

144,800	Sands China Ltd.(a)	359,483
495,000	SJM Holdings Ltd.	832,486
33,000	Sun Hung Kai Properties Ltd.	554,583
88,600	Swire Pacific Ltd. (Class A Stock)	1,401,501
20,800	Tencent Holdings Ltd.	542,811
446,000	Want Want China Holdings Ltd.	371,957
92,000	Weichai Power Co. Ltd. (Class H Stock)	630,466
228,700	Wharf Holdings Ltd.	1,739,079
164,900	Wheelock & Co. Ltd.	671,729
360,800	Wynn Macau Ltd.	1,005,012
39,500	Yue Yuen Industrial Holdings Ltd.	135,971

		19,250,343
India 0.5%
6,900	Dr Reddy’s Laboratories Ltd., ADR(b)	246,606
1,900	ICICI Bank Ltd., ADR	82,346
54,200	Tata Motors Ltd., ADR	1,314,892

		1,643,844
Israel 0.2%
25,996	Bank Hapoalim BM(a)	117,936
7,370	Teva Pharmaceutical Industries Ltd.	399,119
3,400	Teva Pharmaceutical Industries Ltd., ADR	185,810

		702,865
Italy 2.9%
532,092	ENEL SpA	3,006,941
94,578	ENI SpA	2,240,203
37,010	Fiat Industrial SpA(a)	500,895
92,788	Fiat SpA	900,719
270,903	Snam Rete Gas SpA	1,421,501
1,026,127	Telecom Italia SpA	1,458,309
910,729	Telecom Italia SpA-RSP	1,082,954

		10,611,522
Japan 20.4%
83,500	AEON Co. Ltd.	1,050,585
37,100	Aisin Seiki Co. Ltd.	1,409,317
135,200	Asahi Kasei Corp.	923,206
24,200	Canon, Inc.	1,191,214
89	Central Japan Railway Co.	751,674
145,000	Chuo Mitsui Trust Holdings, Inc.	582,754
41,600	Coca-Cola West Holdings Co., Ltd.	759,021
391,000	Cosmo Oil Co. Ltd.	1,264,936
12,800	Daicel Chemical Industries Ltd.	93,104
150,000	Daido Steel Co. Ltd.	947,094
63,600	Dena Co. Ltd.	2,303,744
4,700	Denso Corp.	173,384
20,000	Fanuc Ltd.	3,164,979

353,100	Fuji Electric Holdings Co. Ltd.	1,139,313
203,000	Fuji Heavy Industries Ltd.	1,738,306
157	Fuji Media Holdings, Inc.	243,823
100	Fujitsu Ltd.	623
12,900	Hamamatsu Photonics KK	472,843
12,300	Hitachi High-Technologies Corp.	304,321
483,100	Hitachi Ltd.	2,643,004
17,500	Idemitsu Kosan Co. Ltd.	1,844,391
548,700	Isuzu Motors Ltd.	2,589,667
4,200	ITOCHU Techno-Solutions Corp.	146,365
380,150	JX Holdings, Inc.	2,576,517
18,500	Kamigumi Co. Ltd.	155,352
41,300	KAO Corp.	1,080,280
467,000	Kawasaki Kisen Kaisha, Ltd.	1,953,240
2,500	Keyence Corp.	665,099
127,500	Kuraray Co. Ltd.	1,792,493
15,600	Kyocera Corp.	1,627,459
178,722	Marubeni Corp.	1,345,586
14,700	Maruichi Steel Tube Ltd.	324,725
243,900	Mitsubishi Chemical Holdings Corp.	1,699,849
57,400	Mitsubishi Corp.	1,602,427
256,000	Mitsubishi Electric Corp.	2,829,502
14,000	Mitsubishi Gas Chemical Co., Inc.	97,598
289,300	Mitsubishi UFJ Financial Group, Inc.	1,502,600
44,800	Mitsui & Co. Ltd.	756,205
266,000	Mitsui Chemicals, Inc.	954,748
325,000	Mitsui Mining & Smelting Co. Ltd.	1,152,199
518,900	Mizuho Financial Group, Inc.	1,001,765
7,300	Murata Manufacturing Co. Ltd.	554,323
96,900	NHK Spring Co. Ltd.	1,097,622
100	Nippon Steel Corp.	342
55,100	Nippon Telegraph & Telephone Corp.	2,556,365
69,800	Nishi-Nippon City Bank Ltd. (The)	216,827
21,800	Nissan Motor Co. Ltd.	220,562
18,300	Nitto Denko Corp.	913,718
3,280	OBIC Co. Ltd.	631,502
8,400	Panasonic Corp.	115,455
255,900	Resona Holdings, Inc.(b)	1,320,958
4,800	Rinnai Corp.	303,619
45,300	Sapporo Hokuyo Holdings, Inc.	219,625
65,300	Sega Sammy Holdings, Inc.	1,309,379
27,200	Sekisui Chemical Co. Ltd.	208,866
650,700	Shinsei Bank Ltd.(a)(b)	745,735
8,200	SMC Corp.	1,391,224
47,700	Softbank Corp.	1,639,565
157,200	Sumitomo Corp.	2,264,663
70,100	Sumitomo Electric Industries Ltd.	1,018,934
23,500	Sumitomo Metal Mining Co. Ltd.	386,308
40,900	Sumitomo Mitsui Financial Group, Inc.	1,390,600
18,700	Sumitomo Trust & Banking Co. Ltd. (The)	112,783
3,000	Suzuki Motor Corp.	72,837

29,100	Tohoku Electric Power Co., Inc.	646,936
209,600	Tokyo Gas Co. Ltd.	911,381
42,000	TonenGeneral Sekiyu KK	473,151
29,000	Toyota Industries Corp.	921,416
34,934	Toyota Motor Corp.	1,438,218
35,500	Toyota Tsusho Corp.	623,974
21,600	Unicharm Corp.	832,169
2,053	Yahoo Japan Corp.	773,220
1,430	Yamada Denki Co. Ltd.	97,030

		74,264,619
Mexico 0.4%
16,400	America Movil SAB de CV (Ser. L), ADR(b)	934,636
5,900	Fomento Economico Mexicano SAB de CV, ADR	313,113
7,600	Telefonos de Mexico SAB de CV (Ser. L), ADR	131,556

		1,379,305
Netherlands 3.0%
45,622	ASML Holding NV	1,905,133
7,209	Heineken NV	319,992
265,354	ING Groep NV(a)	3,024,188
148,658	Koninklijke Ahold NV	2,012,963
91,290	Koninklijke KPN NV	1,439,257
10,957	STMicroelectronics NV	132,601
69,517	Unilever NV	2,056,347

		10,890,481
Norway 0.5%
98,809	DnB NOR ASA	1,360,134
4,562	Seadrill Ltd.	150,081
15,071	Statoil ASA	365,854

		1,876,069
Portugal
22,116	Jeronimo Martins SGPS SA	334,293

Russia 0.7%
5,000	Lukoil OAO, ADR	309,850
23,357	Magnit OJSC, GDR	611,253
34,166	MMC Norilsk Nickel, ADR	881,483
10,218	Sistema JSFC, GDR	233,992
33,000	Surgutneftegas OJSC, ADR	376,200

		2,412,778
Singapore 0.8%
159,500	Fraser and Neave Ltd.	795,306
124,000	Genting Singapore PLC(a)	196,944
67,000	Neptune Orient Lines Ltd.(a)	116,145
77,500	Oversea-Chinese Banking Corp. Ltd.	601,009
107,400	SembCorp Industries Ltd.	434,926
171,300	UOL Group Ltd.	636,935

		2,781,265

South Africa 0.2%
13,900	AngloGold Ashanti Ltd., ADR(b)	598,256
800	Kumba Iron Ore Ltd., ADR	50,664

		648,920
South Korea 0.9%
4,200	KB Financial Group, Inc., ADR	218,694
4,700	LG Display Co. Ltd., ADR	79,665
9,700	POSCO, ADR(b)	990,758
3,000	Samsung Electronics Co. Ltd., GDR	1,312,316
7,100	Shinhan Financial Group Co. Ltd., ADR(b)	633,391
9,200	SK Telecom Co. Ltd., ADR	159,160

		3,393,984
Spain 3.1%
175,104	Banco Bilbao Vizcaya Argentaria SA	2,149,782
80,170	Banco Popular Espanol SA(b)	482,087
172,100	Banco Santander SA	2,108,895
136,208	Criteria Caixacorp SA	940,092
5,604	Enagas	118,198
42,022	Iberdrola SA	360,165
4,000	Inditex SA	302,254
185,865	Telefonica SA	4,668,383

		11,129,856
Sweden 2.2%
58,246	Atlas Copco AB (Class A Stock)	1,397,980
238,851	Nordea Bank AB	2,899,697
21,558	Scania AB (Class B Stock)	483,995
290,700	Skandinaviska Enskilda Banken (Class A Stock)	2,638,978
25,592	SKF AB (Class B Stock)	730,503

		8,151,153
Switzerland 6.2%
983	Adecco SA	63,676
47,535	Cie Financiere Richemont SA	2,585,723
7,539	Credit Suisse Group AG	337,099
1	Lindt & Spruengli AG	29,189
69,611	Nestle SA	3,764,451
83,983	Novartis AG	4,675,113
811	Panalpina Welttransport Holding AG(a)	103,437
26,182	Roche Holding AG	3,982,770
17,782	Swatch Group AG (The)	1,280,907
5,691	Swiss Life Holding AG	908,510
21,406	Swiss Reinsurance Co. Ltd.	1,223,362
81,003	UBS AG(a)	1,452,734
8,847	Zurich Financial Services AG	2,416,993

		22,823,964

Taiwan 0.8%
31,300	AU Optronics Corp., ADR(a)	300,480
169,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,216,672
159,500	United Microelectronics Corp., ADR	507,210

		3,024,362
Thailand 0.3%
395,300	CP ALL PCL	493,733
1,064,800	Krung Thai Bank PCL	546,270

		1,040,003
United Kingdom 19.2%
392,647	3i Group PLC	1,949,775
2,201	AMEC PLC	42,308
29,110	Anglo American PLC	1,428,035
88,081	AstraZeneca PLC	4,275,797
243,454	Aviva PLC	1,726,812
165,793	BAE Systems PLC	908,266
143,672	Balfour Beatty PLC	772,121
254,496	Barclays PLC	1,197,511
8,030	BG Group PLC	180,208
72,374	BHP Billiton PLC	2,759,180
548,678	BP PLC	4,261,333
96,759	British American Tobacco PLC	3,572,587
31,804	Cape PLC	239,442
203,057	Centrica PLC	1,040,526
128,805	Diageo PLC	2,480,035
145,199	GlaxoSmithKline PLC	2,624,737
348,764	HSBC Holdings PLC	3,802,281
44,612	Imperial Tobacco Group PLC	1,274,874
83,859	Invensys PLC	451,615
735,631	ITV PLC(a)	915,591
376,850	Kingfisher PLC	1,521,212
1,602,569	Legal & General Group PLC	2,849,445
251,425	National Grid PLC	2,225,160
58,801	Next PLC	1,862,138
1,058,609	Old Mutual PLC	2,129,834
2,814	Petrofac Ltd.	70,589
43,292	Reckitt Benckiser Group PLC	2,354,334
168,783	Rexam PLC	923,294
34,818	Rio Tinto PLC	2,387,087
105,126	Royal Dutch Shell PLC (Class A Stock)	3,702,177
117,318	Royal Dutch Shell PLC (Class B Stock)	4,079,858
23,477	Tesco PLC	151,441
94,198	Unilever PLC	2,740,174
2,481,572	Vodafone Group PLC	6,970,328

		69,870,105

United States 0.1%
3,186	Transocean Ltd.(a)	251,100

	Total common stocks (cost $291,404,456)	354,787,045

EXCHANGE TRADED FUNDS 1.6%
United States 1.6%
82,500	iShares MSCI Emerging Markets Index Fund(a)(b)	3,779,325
45,000	Vanguard MSCI Emerging Markets ETF	2,092,050

	Total exchange traded funds (cost $5,949,578)	5,871,375

PREFERRED STOCKS 0.5%
Germany 0.5%
7,269	Henkel AG & Co. KGaA	443,278
6,808	Volkswagen AG	1,099,898

	Total preferred stocks (cost $1,414,668)	1,543,176

	Total long-term investments (cost $298,768,702)	362,201,596

Principal Amount (000)
SHORT-TERM INVESTMENTS 3.2%
United States Government Security 0.1%
$ 500	U.S. Treasury Bills, 0.180%, 06/16/11 (cost $499,663)(c)(d)	499,700

Shares
Affiliated Money Market Mutual Fund 3.1%
11,201,226	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,201,226; includes $11,201,197 of cash collateral received for securities on loan)(e)(f)	11,201,226

	Total short-term investments (cost $11,700,889)	11,700,926

	Total Investments(i) 102.8% (cost $310,469,591)(g)	373,902,522
	Liabilities in excess of other assets(j) (2.8%)	(10,071,933)

	Net Assets 100.0%	$363,830,589

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $10,527,386; cash collateral of $11,201,197 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Represents security, or a portion thereof, segregated as collateral for financial futures contracts.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(f)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$320,272,026	$60,363,880	$(6,733,384)	$53,630,496

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales and investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

(h)	Indicates a security restricted to resale; the aggregate original cost of such securities is $0. The aggregate value of $0 is approximately 0.0% of net assets.
(i)	As of January 31, 2011, 135 Securities representing $122,139,415 and 33.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at January 31, 2011	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
27	DJ Euro Stoxx 50 Index	Mar. 2011	$1,094,225	$1,055,046	$39,179
9	FTSE 100 Index	Mar. 2011	840,921	840,459	462
5	MSCI Taiwan Index	Feb. 2011	163,100	161,775	1,325
3	SPI 200 Futures Index	Mar. 2011	353,228	356,481	(3,253)

					$37,713

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks prices using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$149,790	$24,522,445	$—
Austria	429,968	—	—
Belgium	1,929,284	—	—
Brazil	4,072,566	—	—
Chile	1,196,263	—	—
China	—	280,740	—
Denmark	5,311,726	—	—
Finland	6,577,135	—	—
France	33,758,632	—	—
Germany	28,710,887	—	—
Greece	1,366,778	—	—
Hong Kong	—	19,250,343	—
India	1,643,844	—	—
Israel	702,865	—	—
Italy	10,611,522	—	—
Japan	—	74,264,619	—
Mexico	1,379,305	—	—
Netherlands	10,890,481	—	—
Norway	1,876,069	—	—
Portugal	334,293	—	—
Russia	2,412,778	—	—
Singapore	—	2,781,265	—
South Africa	648,920	—	—
South Korea	3,393,984	—	—
Spain	11,129,856	—	—
Sweden	8,151,153	—	—
Switzerland	22,823,964	—	—
Taiwan	3,024,362	—	—
Thailand	—	1,040,003	—
United Kingdom	69,870,105	—	—
United States	251,100	—	—
Exchange Traded Funds
United States	5,871,375	—	—
Preferred Stocks
Germany	1,543,176	—	—
Affiliated Money Market Mutual Fund	11,201,226	—	—
United States Government Security	—	499,700	—

	251,263,407	122,639,115	—
Other Financial Instruments*
Futures Contracts	37,713	—	—

Total	$251,301,120	$122,639,115	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at October 31, 2010 was $0. $102,954,669 was transferred into Level 2 from Level 1 at January 31, 2011 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 were as follows:

Commercial Banks	12.4%
Oil, Gas & Consumable Fuels	8.3
Metals & Mining	6.7
Pharmaceuticals	6.6
Insurance	5.0
Automobiles	3.6
Chemicals	3.6
Diversified Telecommunication Services	3.5
Machinery	3.5
Affiliated Money Market Mutual Fund (including 3.1% of collateral received for securities on loan)	3.1
Wireless Telecommunication Services	2.7
Electric Utilities	2.6
Real Estate Management & Development	2.6
Food Products	2.5
Electrical Equipment	2.2
Food & Staples Retailing	1.9
Capital Markets	1.8
Electronic Equipment & Instruments	1.8
Semiconductors & Semiconductor Equipment	1.8
Trading Companies & Distributors	1.8
Exchange Traded Funds	1.6
Diversified Financial Services	1.5
Multi-Utilities	1.5
Textiles, Apparel & Luxury Goods	1.4
Tobacco	1.3
Beverages	1.2
Household Products	1.2
Industrial Conglomerates	1.2
Marine	1.1
Media	1.1
Auto Components	1.1
Real Estate Investment Trusts (REITs)	1.1
Aerospace & Defense	0.9
Hotels, Restaurants & Leisure	0.9
Multiline Retail	0.9
Gas Utilities	0.7
Internet & Catalog Retail	0.6
Specialty Retail	0.6
Paper & Forest Products	0.5
Airlines	0.4
Construction & Engineering	0.4
Internet Software & Services	0.4
Leisure Equipment & Products	0.4
Office Electronics	0.4
Containers & Packaging	0.3
Personal Products	0.3

Professional Services	0.3
Healthcare Equipment & Supplies	0.2
Household Durables	0.2
IT Services	0.2
Road & Rail	0.2
Software	0.2
Air Freight & Logistics	0.1
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
United States Government Security	0.1
Water Utilities	0.1

102.8
Liabilities in excess of other assets	(2.8)

100.0%

Prudential World Fund, Inc.

Prudential International Value Fund

Schedule of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS
Australia 4.3%
33,100	Bendigo and Adelaide Bank Ltd.	$ 323,439
20,052	BHP Billiton Ltd.	892,088
61,388	BlueScope Steel Ltd.	130,714
82,600	Challenger Ltd.	378,544
57,300	Downer EDI Ltd.	220,395
253,200	Emeco Holdings Ltd.	277,935
121,100	Goodman Fielder Ltd.	152,253
93,200	Metcash Ltd.	390,907
24,000	National Australia Bank Ltd.	592,193
108,400	OneSteel Ltd.	295,506
88,300	Pacific Brands Ltd.*	91,565
70,078	Tabcorp Holdings Ltd.	486,840
135,500	Telstra Corp. Ltd.	379,094

		4,611,473

Austria 0.7%
10,700	OMV AG	474,657
5,700	Voestalpine AG	255,781

		730,438

Belgium 0.7%
32,700	AGFA-Gevaert NV*	145,507
7,300	Delhaize Group SA	576,100
4,676	Dexia NV/SA*	19,507

		741,114

Bermuda 0.4%
14,481	Seadrill Ltd.	476,398

Brazil 1.6%
86,410	BM&FBOVESPA SA	603,903
14,217	Embraer SA, ADR	469,161
26,200	Natura Cosmeticos SA	671,130

		1,744,194

Canada 2.8%
12,670	Canadian National Railway Co.	859,007
19,700	Canadian Natural Resources Ltd.	878,419
7,211	Cenovus Energy, Inc.	249,164
3,520	Potash Corp. of Saskatchewan, Inc.	625,786
8,100	Thomson Reuters Corp.	323,563

		2,935,939

China 1.9%
289,529	China Merchants Bank Co. Ltd. (Class H Stock)	686,909
1,139,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	852,441
128,499	Sinopharm Group Co. (Class H Stock)	456,491

		1,995,841

Denmark 1.9%
7,700	Danske Bank A/S*	206,484
13,600	H. Lundbeck A/S	282,266
10,465	Novo Nordisk A/S (Class B Stock)	1,179,223
9,616	Vestas Wind Systems A/S*	331,513

		1,999,486

Finland 0.6%
34,900	Nokia Oyj	373,666
13,700	Tieto Oyj	288,488

		662,154

France 9.5%
5,896	Air Liquide SA	736,455
12,800	AXA SA	270,938
22,213	BNP Paribas	1,660,546
4,200	Casino Guichard Perrachon SA	410,408
2,700	Ciments Francais SA	240,656
36,000	Credit Agricole SA	531,833
9,900	France Telecom SA	216,263
12,033	Lafarge SA	712,955
6,575	LVMH Moet Hennessy Louis Vuitton SA	1,026,697
10,384	Publicis Groupe SA	534,427
4,800	Rallye SA	217,071
4,600	Renault SA*	300,954
13,100	Sanofi-Aventis SA	894,552
8,700	SCOR SE	240,793
2,000	Societe Generale	129,330
5,900	Thales SA	219,277
16,400	Total SA	959,125
26,900	Vivendi SA	771,039

		10,073,319

Germany 9.6%
7,600	Allianz SE	1,055,642
3,300	Aurubis AG	185,766
7,300	BASF SE	561,508
23,800	Deutsche Bank AG	1,406,728
18,900	E.ON AG	630,103
13,228	Fresenius Medical Care AG & Co. KGaA	773,979
4,300	Hannover Rueckversicherung AG	240,528
3,600	MTU Aero Engines Holding AG	253,495
2,700	Muenchener Rueckversicherungs-Gesellschaft AG	422,903
2,800	Rheinmetall AG	239,755
7,300	RWE AG	525,826
22,039	SAP AG	1,273,976
7,100	Siemens AG	910,174
8,200	ThyssenKrupp AG	331,871
7,917	Volkswagen AG (PRFC Shares)	1,279,068
1,100	Vossloh AG	135,727

		10,227,049

Guernsey 0.2%
5,944	Amdocs Ltd.*	173,208

Hong Kong 2.8%
314,120	Chaoda Modern Agriculture Holdings Ltd.	226,490
480,717	CNOOC Ltd.	1,070,052
112,800	First Pacific Co. Ltd.	98,041
49,348	Hong Kong Exchanges and Clearing Ltd.	1,137,062
58,100	Kingboard Chemical Holdings Ltd.	332,184
41,700	Yue Yuen Industrial Holdings Ltd.	143,544

		3,007,373

Ireland 0.5%
20,600	Allied Irish Banks PLC*	6,543
29,500	Bank of Ireland*	12,279
11,200	Covidien PLC	531,664
15,600	Irish Life & Permanent Group Holdings PLC*	18,685

		569,171

Israel 1.7%
62,300	Bank Hapoalim BM*	282,636
4,700	Elbit Systems Ltd.	238,183
22,814	Teva Pharmaceutical Industries Ltd., ADR	1,246,785

		1,767,604

Italy 2.1%
14,400	Banco Popolare Scarl	51,212
133,500	Enel SpA	754,431
31,800	ENI SpA	753,224
15,200	Finmeccanica SpA	205,301
5,500	Fondiaria-SAI SpA	50,039
292,900	Telecom Italia SpA	416,263

		2,230,470

Japan 16.7%
8,373	Alpine Electronics, Inc.	115,512
15	Alps Electric Co. Ltd.	181
11,400	Aoyama Trading Co. Ltd.	192,574
8,200	Astellas Pharma, Inc.	313,264
14,997	Canon, Inc.	738,208
9,800	Circle K Sunkus Co. Ltd.	157,503
22,500	COMSYS Holdings Corp.	234,655
269	Dai-ichi Life Insurance Co. Ltd. (The)	422,624
4,597	Fanuc Corp.	727,470
37,900	Fukuoka Financial Group, Inc.	162,477
8,700	Fuyo General Lease Co. Ltd.	307,876
21,600	Heiwa Corp.	315,305
12,800	Hitachi Capital Corp.	203,188
9,300	Itochu Techno-Solutions Corp.	324,094
57,894	JX Holdings, Inc.	392,384
80	KDDI Corp.	450,340
13,200	Keihin Corp.	301,007

44,845	Komatsu Ltd.	1,337,607
3,200	Konami Corp.	64,065
50,100	Kurabo Industries Ltd.	93,527
20,400	Kyorin Holdings, Inc.	372,642
25,600	Kyowa Exeo Corp.	251,260
99,100	Marubeni Corp.	746,117
8,200	Miraca Holdings, Inc.	313,523
5,900	Mitsubishi Corp.	164,709
168,100	Mitsubishi UFJ Financial Group, Inc.	873,098
9,000	Mitsui & Co. Ltd.	151,916
248,700	Mizuho Financial Group, Inc.	480,129
53,600	Nichirei Corp.	244,636
14,700	Nippon Electric Glass Co. Ltd.	221,678
22,800	Nippon Shokubai Co. Ltd.	252,631
10,900	Nippon Telegraph & Telephone Corp.	505,706
78,700	Nishi-Nippon City Bank Ltd. (The)	244,474
29,400	Nissan Shatai Co. Ltd.	255,098
300	NTT DoCoMo, Inc.	536,474
3,400	Sankyo Co. Ltd.	188,699
49,800	Sankyu, Inc.	219,751
32,200	Sanwa Holdings Corp.	101,341
2,300	Seiko Epson Corp.	38,295
20,400	Seino Holdings Co. Ltd.	141,818
9,100	Shimachu Co. Ltd.	204,173
25,600	Shizuoka Gas Co. Ltd.	155,432
5,200	Sumitomo Bakelite Co. Ltd.	30,828
56,400	Sumitomo Corp.	812,513
17,900	Sumitomo Mitsui Financial Group, Inc.	608,600
11,400	Sumitomo Trust & Banking Co. Ltd. (The)	68,755
14,900	Takeda Pharmaceutical Co. Ltd.	718,191
52,600	Toagosei Co. Ltd.	263,353
16,700	Toppan Forms Co. Ltd.	165,421
25,270	Toyota Motor Corp.	1,040,355
18,300	Toyota Tsusho Corp.	321,654
28,900	Yokohama Rubber Co. Ltd. (The)	147,753

		17,694,884

Liechtenstein 0.2%
1,400	Verwaltungs-und Privat-Bank AG	166,102

Luxembourg 1.0%
1,395	Aperam*	57,204
27,900	ArcelorMittal	1,016,483

		1,073,687

Mexico 1.3%
10,713	America Movil SAB de CV (Class L Stock), ADR	610,534
290,056	Wal-Mart de Mexico SAB de CV (Class V Stock)	806,734

		1,417,268

Netherlands 4.0%
18,800	Aegon NV*	139,254
30,000	Brit Insurance Holdings NV*	502,659
5,857	CSM NV	192,218
99,400	ING Groep NV, CVA*	1,132,843

19,500	Koninklijke Ahold NV	264,047
8,300	Koninklijke DSM NV	491,434
8,366	Koninklijke Philips Electronics NV	260,757
2,900	Nutreco NV	206,428
11,569	Schlumberger Ltd.	1,029,525

		4,219,165

New Zealand 0.3%
279,800	Air New Zealand Ltd.	302,814

Norway 0.4%
20,700	DnB NOR ASA	284,941
7,300	Statoil ASA	177,210

		462,151

Singapore 0.2%
114,970	M1 Ltd.	220,469

South Korea 0.8%
5,443	Hyundai Motor Co.	871,567

Spain 3.2%
28,659	Banco Bilbao Vizcaya Argentaria SA	351,852
19,900	Banco Espanol de Credito SA	180,587
73,500	Banco Santander SA	900,661
20,300	Repsol YPF SA	638,562
53,804	Telefonica SA	1,351,398

		3,423,060

Sweden 2.1%
31,600	Boliden AB	658,982
27,716	Hennes & Mauritz AB (Class B Stock)	909,306
29,100	Meda AB	240,257
5,500	NCC AB (Class B Stock)	128,426
16,500	Svenska Cellulosa AB SCA (Class B Stock)	287,806

		2,224,777

Switzerland 6.7%
4,500	Baloise Holding AG	462,871
14,084	Clariant AG*	248,708
12,800	Credit Suisse Group AG	572,339
500	Georg Fischer AG*	269,597
12,133	Julius Baer Group Ltd.	549,070
13,338	Logitech International SA*	249,946
16,500	Nestle SA	892,293
36,567	Novartis AG	2,035,589
3,900	Roche Holding AG	593,263
6,400	Swiss Reinsurance Co. Ltd.	365,763
420	Swisscom AG	185,307
2,500	Zurich Financial Services AG	682,998

		7,107,744

Taiwan 1.1%
34,000	HTC Corp.	1,142,945

Turkey 0.5%
122,100	Turkiye Garanti Bankasi A/S	543,360

United Kingdom 18.9%
59,200	ARM Holdings PLC	489,319
19,100	AstraZeneca PLC	927,189
60,800	Aviva PLC	431,253
86,300	BAE Systems PLC	472,778
85,481	Barclays PLC	402,224
75,157	Beazley PLC	143,144
43,500	Berendsen PLC	293,424
40,644	BG Group PLC	912,127
79,800	BP PLC	619,770
28,596	British American Tobacco PLC	1,055,837
52,052	British Sky Broadcasting Group PLC	629,513
209,100	BT Group PLC	587,830
22,673	Carnival PLC	1,035,081
29,400	Dairy Crest Group PLC	182,726
42,000	Drax Group PLC	261,037
104,100	DS Smith PLC	336,672
30,100	GlaxoSmithKline PLC	544,112
98,900	Home Retail Group PLC	342,034
13,600	IMI PLC	189,748
55,000	Intermediate Capital Group PLC	299,369
184,203	Kingfisher PLC	743,563
200,300	Legal & General Group PLC	356,143
123,600	Logica PLC	268,868
48,900	Marston’s PLC	80,053
11,500	Meggitt PLC	65,395
72,300	Melrose PLC	364,812
8,700	NEXT PLC	275,516
95,298	Northern Foods PLC	113,726
163,200	Old Mutual PLC	328,345
28,534	Pearson PLC	468,040
14,391	Reckitt Benckiser Group PLC	782,621
42,000	Royal Dutch Shell PLC (Class B Stock)	1,460,595
100,287	RSA Insurance Group PLC	218,315
16,718	SABMiller PLC	541,217
7,941	Spectris PLC	171,723
36,497	Standard Chartered PLC	952,355
29,377	Tate & Lyle PLC	259,522
160,279	Tesco PLC	1,033,901
56,900	Thomas Cook Group PLC	173,722
50,700	Tullett Prebon PLC	315,109
194,300	Vodafone Group PLC	545,757
84,500	WM Morrison Supermarkets PLC	360,724

		20,035,209

United States 0.5%
12,290	Southern Copper Corp.	550,838

	TOTAL LONG-TERM INVESTMENTS (cost $85,955,136)	105,401,271

SHORT-TERM INVESTMENT 1.0%
Affiliated Money Market Mutual Fund
1,005,742	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,005,742)(a)	1,005,742

	TOTAL INVESTMENTS(b) — 100.2% (cost $86,960,878)(c)	106,407,013
	LIABILITIES IN EXCESS OF OTHER ASSETS(d) — (0.2)%	(162,921)

	NET ASSETS — 100%	$106,244,092

The following abbreviations are used in the Portfolio descriptions:

ADR American Depositary Receipt

CVA Certificate Van Aandelen

PRFC Preference Shares

MXN Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	As of January 31, 2011, 78 securities representing $29,847,366 and 28.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	The United States federal income tax basis of the Schedule of Investments was $88,499,812; accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,831,536 (gross unrealized appreciation $23,677,552; gross unrealized depreciation $5,846,016). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and market-to-market of open passive foreign investment companies as of the most recent fiscal year end.
(d)	Liabilities in excess of other assets includes net unrealized depreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Mexican Peso, Expiring 05/24/11	State Street Bank	MXN	20,405	$1,678,090	$1,666,603	$(11,487)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Mexican Peso, Expiring 05/24/11	State Street Bank	MXN	35,168	$2,811,118	$2,872,356	$(61,238)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$4,611,473	$—
Austria	730,438	—	—
Belgium	741,114	—	—
Bermuda	476,398	—	—
Brazil	1,744,194	—	—
Canada	2,935,939	—	—
China	—	1,995,841	—
Denmark	1,999,486	—	—
Finland	662,154	—	—
France	10,073,319	—	—
Germany	10,227,049	—	—
Guernsey	173,208	—	—
Hong Kong	—	3,007,373	—
Ireland	569,171	—	—
Israel	1,767,604	—	—
Italy	2,230,470	—	—
Japan	—	17,694,884	—
Liechtenstein	166,102	—	—
Luxembourg	1,073,687	—	—
Mexico	1,417,268	—	—
Netherlands	4,219,165	—	—
New Zealand	—	302,814	—
Norway	462,151	—	—
Singapore	—	220,469	—
South Korea	—	871,567	—
Spain	3,423,060	—	—
Sweden	2,224,777	—	—
Switzerland	7,107,744	—	—
Taiwan	—	1,142,945	—
Turkey	543,360	—	—
United Kingdom	20,035,209	—	—
United States	550,838	—	—
Affiliated Money Market Mutual Fund	1,005,742	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(72,725)	—

Total	$76,559,647	$29,774,641	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 10/31/10 was $0. $56,324,918 was transferred into Level 2 from Level 1 at 1/31/11 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 were as follows:

Oil, Gas & Consumable Fuels	9.7%
Pharmaceuticals	9.6
Financial - Bank & Trust	8.6
Telecommunications	7.3
Insurance	7.0
Food & Beverage	5.7
Banks	4.1
Metals & Mining	4.0
Retail & Merchandising	3.6
Chemicals	3.2
Diversified Financial Services	2.9
Computer Services & Software	2.3
Automobile Manufacturers	2.2
Machinery & Equipment	2.2
Entertainment & Leisure	2.2
Distribution/Wholesale	2.1
Media & Entertainment	2.0
Utilities	1.8
Miscellaneous Manufacturing	1.5
Auto Manufacturers	1.3
Holding Companies - Diversified	1.3
Aerospace	1.2
Electronic Components & Equipment	1.1
Transportation	1.1
Tobacco	1.0
Building Materials	1.0
Affiliated Money Market Mutual Fund	1.0
Consumer Products & Services	0.8
Commercial Services	0.8
Engineering & Construction	0.7
Office Equipment	0.7
Healthcare - Services	0.7
Automotive Parts	0.7
Financial Services	0.7
Aerospace/Defense	0.6
Cosmetics/Personal Care	0.6
Forest & Paper Products	0.6
Advertising	0.5
Healthcare Products	0.5
Semiconductors	0.5
Airlines	0.3
Commercial Banks	0.3
Apparel	0.2

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in open end, exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

*	Print the name and title of each signing officer under his or her signature.